Document and Entity Information	Oct. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	RESOURCES CONNECTION, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-32113
Entity Tax Identification Number	33-0832424
Entity Address, Address Line One	17101 Armstrong Avenue
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	714
Local Phone Number	430-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001084765
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RGP
Security Exchange Name	NASDAQ